Financial Instruments and Risk Management (Contractual Commitments) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Operating and financing leases, less than 1 year	$ 0.5
Operating and financing leases, 2-3 years	0.9
Operating and financing leases, 4-5 years	0.9
Operating and financing leases, more than 5 years	0.0
Operating and financing leases, total	2.3
Accounts payable and accrued liabilities, less than 1 year	157.4	$ 131.4
Accounts payable and accrued liabilities, 2-3 years	0.0
Accounts payable and accrued liabilities, 4-5 years	0.0
Accounts payable and accrued liabilities, more than 5 years	0.0
Accounts payable and accrued liabilities, total	157.4
Decommissioning liability, less than 1 year	3.3
Decommissioning liability, 2-3 years	21.7
Decommissioning liability, 4-5 years	23.9
Decommissioning liability, more than 5 years	66.0
Decommissioning liability, total	114.9
Contract mining, less than 1 year	65.5
Contract mining, 2-3 years	51.2
Contract mining, 4-5 years	38.8
Contract mining, more than 5 years	9.3
Contract mining, total	164.8
Capital commitments, less than 1 year	71.2
Capital commitments, 2-3 years	26.3
Capital commitments, 4-5 years	26.3
Capital commitments, more than 5 years	0.0
Capital commitments, total	123.8
Contractual obligation, less than 1 year	297.9
Contractual obligation, 2-3 years	100.1
Contractual obligation, 4-5 years	89.9
Contractual obligation, more than 5 years	75.3
Contractual obligation, total	$ 563.2